PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 120.4%
Asset-Backed Securities 5.4%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.797%(c)	10/17/30	2,133	$2,133,691
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406(c)	07/15/30	1,955	1,961,238
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.964(c)	07/18/30	628	629,685
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.817(c)	04/20/32	3,931	3,932,625
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.819(c)	10/21/30	3,185	3,191,709
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.017(c)	01/20/35	2,000	2,003,103
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	07/20/30	463	463,563
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	04/20/33	1,069	1,070,907
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	2,949	2,949,453
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	04/15/33	4,500	4,500,635
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31	772	772,214

Total Asset-Backed Securities (cost $23,545,728)				23,608,823

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 98.2%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	08/15/27	1,575	$1,530,118
Sr. Sec’d. Notes, 144A	9.000	09/15/28	550	577,872
				2,107,990
Aerospace & Defense 1.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	2,600	2,587,884
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	819	828,214
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	415	431,924
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	383	383,479
TransDigm, Inc.,
Gtd. Notes(aa)	5.500	11/15/27	2,900	2,876,479
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	1,020,159
				8,128,139
Airlines 1.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	750	762,428
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	2,575	2,568,563
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	98,927
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,755	1,724,292
Sr. Sec’d. Notes, 144A	4.625	04/15/29	900	861,808
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,105	1,072,889
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	640	628,960
				7,717,867
Apparel 0.7%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	618	610,850

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	650	$605,196
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,787,540
				3,003,586
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	1,000	991,023
Sr. Unsec’d. Notes	2.900	02/16/28	1,075	986,870
Sr. Unsec’d. Notes	3.375	11/13/25	975	956,341
Sr. Unsec’d. Notes	4.125	08/17/27	400	386,550
Sr. Unsec’d. Notes	4.950	05/28/27	200	197,715
Sr. Unsec’d. Notes	5.125	06/16/25	200	199,502
Sr. Unsec’d. Notes	6.800	05/12/28	824	853,872
Sr. Unsec’d. Notes	6.950	03/06/26	350	356,713
Sr. Unsec’d. Notes	7.350	11/04/27	850	892,224

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	647,043
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	1,014,591
				7,482,444
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,050	1,031,194
Sr. Sec’d. Notes, 144A	7.000	04/15/28	305	309,194
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	21	20,926
Gtd. Notes	6.500	04/01/27	625	621,723

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	875	878,281
Dana, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/27	2,000	1,956,364
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	485	495,885

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000%	11/17/28	3,525	$3,261,695
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	363,385
				8,938,647
Banks 1.3%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,350	1,334,527
Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	2,600	2,609,636
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	250	270,233

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	1,225	1,264,812
				5,479,208
Building Materials 1.9%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	130	124,480
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,070	1,077,089
Griffon Corp., Gtd. Notes	5.750	03/01/28	800	785,486
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	1,175	1,137,258
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	400	396,948
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,825	1,759,941
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	3,300	3,232,699
				8,513,901
Chemicals 1.2%
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	177	168,084
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27	550	558,535

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	9.750%	11/15/28	1,375	$1,459,233
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	700	673,459

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	41	40,274
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A(aa)	3.125	03/15/27	2,025	1,921,219
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $173,676; purchased 12/15/22 - 05/16/23)(f)	13.000	12/16/27	175	176,876
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	175	171,635
				5,169,315
Coal 0.3%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	718	734,155
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	695	710,797
				1,444,952
Commercial Services 3.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	321	314,615
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	1,222	1,224,701
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,400	1,308,314
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	890	790,907
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	550	507,184
Gtd. Notes, 144A(aa)	4.625	10/01/27	2,400	2,313,553
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	810,547
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,586,815

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%	10/15/29	200	$200,402
Brink’s Co. (The), Gtd. Notes, 144A	6.500	06/15/29	125	127,716
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	553	507,020
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	465	472,937
Herc Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	07/15/27	2,576	2,555,843
Gtd. Notes, 144A	6.625	06/15/29	395	404,360

Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	550	415,225
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	825	790,089
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	800	744,504
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	125	122,249
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	263,049
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	235	238,629
				15,698,659
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	245,313
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	455	473,165
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,375	1,321,625
Gtd. Notes, 144A	5.125	04/15/29	850	811,283
				2,851,386
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,676	2,472,079

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750%	03/15/28	100	$102,250
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	175	179,982
				2,754,311
Diversified Financial Services 6.3%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	360	355,714
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	985	1,039,271
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	805	825,335
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	295	300,531
Gtd. Notes, 144A	8.000	02/15/27	825	849,329
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	1,125	1,182,555
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	1,300	1,291,875
Gtd. Notes, 144A	6.875	05/15/30	340	342,550
Gtd. Notes, 144A	9.250	12/01/28	110	116,856
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	200	204,710

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	615	591,594
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	397,990
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	250	215,976
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	1,770	1,825,802
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	200	211,401
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	100	104,900
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,050	2,002,895
Gtd. Notes, 144A	6.000	01/15/27	1,756	1,749,201
Gtd. Notes, 144A	6.500	08/01/29	270	270,199
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	775	738,160
Sr. Unsec’d. Notes	5.000	03/15/27	325	319,638

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes	6.750%	06/25/25	950	$955,951
Sr. Unsec’d. Notes	6.750	06/15/26	500	509,682
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	450	415,387
Gtd. Notes	6.625	01/15/28	400	405,969
Gtd. Notes	6.625	05/15/29	365	365,000
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,251,675
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,625	1,516,655
Gtd. Notes, 144A	5.375	10/15/25	1,050	1,045,716
Gtd. Notes, 144A	7.875	12/15/29	75	78,667

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	405	396,908
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	125	128,625
Gtd. Notes, 144A	8.875	01/31/30	265	275,095
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,562	1,487,580
Gtd. Notes, 144A	3.625	03/01/29	950	875,541
				27,644,933
Electric 3.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	500	450,518
Sr. Sec’d. Notes, 144A	4.500	02/15/28	900	866,900
Sr. Sec’d. Notes, 144A	5.250	06/01/26	354	352,239
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,775	1,735,824
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,682	1,684,395
Gtd. Notes, 144A	3.875	02/15/32	25	22,168
Gtd. Notes, 144A(aa)	5.250	06/15/29	2,200	2,150,116
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	4,925	4,863,061
Gtd. Notes, 144A(aa)	5.500	09/01/26	2,700	2,696,090
Gtd. Notes, 144A	5.625	02/15/27	250	249,340
				15,070,651

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 1.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750%	06/15/28	1,234	$1,187,320
Gtd. Notes, 144A	6.500	12/31/27	1,500	1,517,223
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	390	397,794
Gtd. Notes, 144A	7.250	06/15/28	1,125	1,151,181
				4,253,518
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	800	745,184
Engineering & Construction 0.0%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	75	79,683
Entertainment 3.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,925	2,741,458
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,075	1,101,883

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.375	05/01/26	2,085	2,078,579
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	195	200,040
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	550	539,687
Sr. Sec’d. Notes, 144A	6.250	01/15/27	975	980,694
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	1,275	1,254,679
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	550	536,956

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,200	1,133,427
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	4,150	4,074,204
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	400	388,338
				15,029,945

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.4%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000%	08/01/28		1,025	$968,717
Gtd. Notes, 144A	4.375	08/15/29		700	654,122
					1,622,839
Foods 1.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		2,175	2,132,073
Gtd. Notes, 144A	5.875	02/15/28		75	75,126
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		1,800	1,746,283
Sr. Sec’d. Notes, 144A	8.000	09/15/28		420	436,370

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	775	984,684
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		325	301,736
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		1,088	1,061,215
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		1,130	1,088,956
					7,826,443
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		205	204,039
Sr. Unsec’d. Notes	5.750	05/20/27		890	858,139
Sr. Unsec’d. Notes	5.875	08/20/26		395	386,816
					1,448,994
Healthcare-Products 1.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29		5,675	5,312,104
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		100	96,914
					5,409,018

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 2.8%
DaVita, Inc., Gtd. Notes, 144A(aa)	4.625%	06/01/30	2,600	$2,391,575
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,244,598
Gtd. Notes	7.050	12/01/27	792	834,248

LifePoint Health, Inc., Sr. Sec’d. Notes, 144A(aa)	4.375	02/15/27	1,974	1,915,587
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $1,519,369; purchased 08/17/21 - 11/30/23)(f)	5.500	09/01/28	1,675	1,143,746
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	210	213,571
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	975	922,772
Sr. Sec’d. Notes	4.625	06/15/28	600	580,435
				12,246,532
Home Builders 5.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	1,200	1,121,402
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	599,928

Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	3,775	3,743,999
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(aa)	6.250	09/15/27	3,437	3,400,155
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	775	806,589
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850	05/15/26	2,356	2,296,991
Gtd. Notes, 144A	5.000	03/01/28	500	477,794

KB Home, Gtd. Notes	6.875	06/15/27	432	445,962
Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	1,080	1,105,201
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	925	894,382
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,350	3,287,187

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250%	10/01/29	385	$403,497
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,225	1,169,595
Sr. Unsec’d. Notes	4.750	04/01/29	400	379,201

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	670	711,842
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	2,296	2,308,715
Gtd. Notes, 144A	6.625	07/15/27	350	346,967
Tri Pointe Homes, Inc.,
Gtd. Notes(aa)	5.250	06/01/27	1,850	1,827,619
Gtd. Notes	5.700	06/15/28	400	397,489
				25,724,515
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,175	1,077,746
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	6.375	05/15/30	375	377,030
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	575	514,246
Gtd. Notes	4.375	02/01/32	250	225,677
				1,116,953
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	505	512,890
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29	1,255	1,275,722
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	292,628
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	250	251,402
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,050	988,294

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/29	175	$165,639
				3,486,575
Internet 2.0%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	620	588,751
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,960

Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	680,678
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,137,887
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	1,100	1,086,504
				8,679,780
Iron/Steel 1.1%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	170	176,049
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,859	1,872,606
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	630	629,477
Gtd. Notes, 144A	6.875	11/01/29	490	491,698
Gtd. Notes, 144A	7.000	03/15/32	135	135,155

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,290	1,358,834
				4,663,819
Leisure Time 5.5%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,571	4,582,427
Sr. Sec’d. Notes, 144A	4.000	08/01/28	869	825,307

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	475	472,682
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	675	703,563

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A(aa)	6.750%	02/15/27	2,025	$2,033,765
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	3,475	3,470,517
Sr. Sec’d. Notes, 144A	5.875	02/15/27	1,145	1,143,569
Sr. Sec’d. Notes, 144A	8.125	01/15/29	1,050	1,113,000
Sr. Sec’d. Notes, 144A	8.375	02/01/28	550	576,813
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	453	451,641
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	365	360,755
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	1,020,193
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,825	1,825,000
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	410	407,220
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	2,050	2,029,213
Gtd. Notes, 144A	6.250	05/15/25	500	500,050
Gtd. Notes, 144A	9.125	07/15/31	225	242,438
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	650	651,261

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	700	688,044
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	774,848
				23,872,306
Lodging 3.7%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	1,004	936,924
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	480	484,108
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,760	4,717,937
Gtd. Notes	5.500	04/15/27	435	434,014
Gtd. Notes	6.125	09/15/29	450	448,493

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	625	596,752
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,886,304

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250%	05/15/27	1,250	$1,240,862
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	3,575	3,456,578
				16,201,972
Machinery-Construction & Mining 0.0%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	200	192,420
Machinery-Diversified 1.0%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	175	187,892
Sr. Sec’d. Notes, 144A	7.500	01/01/30	175	181,825

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	966,212
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	3,124,264
				4,460,193
Media 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	910	880,632
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	1,865	1,826,897
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,074	3,065,585
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	143,475
Gtd. Notes, 144A	4.125	12/01/30	200	147,439
Gtd. Notes, 144A	5.375	02/01/28	200	171,153
Gtd. Notes, 144A(aa)	5.500	04/15/27	200	178,001
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	100,482
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	131,789
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	66,419
Gtd. Notes	7.375	07/01/28	75	54,921
Gtd. Notes	7.750	07/01/26	1,795	1,516,553

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	890	936,943

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Nexstar Media, Inc., Gtd. Notes, 144A	5.625%	07/15/27	720	$707,617
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $3,459,428; purchased 12/07/20 - 04/06/21)(aa)(f)	4.500	09/15/26	3,350	2,906,402
Sr. Unsec’d. Notes, 144A (original cost $82,500; purchased 05/02/24)(f)	6.500	09/15/28	200	137,095

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $826,938; purchased 05/02/22 - 05/25/23)(f)	5.125	02/15/27	1,000	884,994
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,405	1,427,782
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,400	1,321,688
				16,605,867
Mining 2.2%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	200	210,419
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	200	197,224
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	800	790,712
Sec’d. Notes, 144A	9.375	03/01/29	410	434,440

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	465	469,985
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(aa)	4.500	04/01/26	2,920	2,879,850
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,180	1,196,225
Novelis Corp., Gtd. Notes, 144A(aa)	3.250	11/15/26	3,570	3,433,172
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	170	175,126
				9,787,153

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	1,523	$1,512,808
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	700	724,333
				2,237,141
Oil & Gas 4.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	395	397,588
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	400	474,836
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	875	876,110
Sr. Sec’d. Notes, 144A	7.000	06/15/25	200	200,214
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	1,025	1,059,817
Gtd. Notes, 144A	8.625	11/01/30	350	367,786

Comstock Resources, Inc., Gtd. Notes, 144A	5.875	01/15/30	600	547,730
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	775	813,829
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	150	154,431
Expand Energy Corp.,
Gtd. Notes	8.375	09/15/28	1,650	1,697,640
Gtd. Notes, 144A(aa)	5.500	02/01/26	2,936	2,931,632

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	600	575,689
Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	100	98,799
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	1,550	1,552,534
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.342	09/30/29	176	173,041
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	555	562,665

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500%	10/01/29		575	$534,031
Gtd. Notes, 144A	5.875	07/15/27		1,374	1,359,697

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		490	503,562
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		355	354,556
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	800	916,973
Range Resources Corp., Gtd. Notes	4.875	05/15/25		200	199,327
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29		320	318,126
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29		400	413,086
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		75	74,706
Gtd. Notes	6.000	04/15/27		1,200	1,200,742
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		1,435	1,443,969
Gtd. Notes, 144A	8.500	05/15/31		55	55,412
Sr. Sec’d. Notes, 144A	8.750	02/15/30		47	48,253

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		225	227,650
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		75	79,087
					20,213,518
Packaging & Containers 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	435,000
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		415	402,970
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28		500	467,239
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A(aa)	6.000	09/15/28		2,085	2,051,119

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875%	11/01/28	275	$255,552
Sr. Sec’d. Notes, 144A	8.625	10/01/31	295	284,335
Sr. Sec’d. Notes, 144A	9.500	11/01/28	175	179,309
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	1,650	1,633,862

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	625	642,159
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	160	159,289
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	575	540,908
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	150	143,311
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	151,417
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,235	1,355,299
				8,701,769
Pharmaceuticals 2.8%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	225	204,442
Gtd. Notes, 144A(aa)	6.125	08/01/28	2,650	2,613,337

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	2,209	1,772,622
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	16,000
Gtd. Notes, 144A	5.000	02/15/29	50	28,750
Gtd. Notes, 144A	5.250	01/30/30	50	27,500
Gtd. Notes, 144A	5.250	02/15/31	50	27,000
Gtd. Notes, 144A	6.250	02/15/29	50	30,938
Gtd. Notes, 144A	7.000	01/15/28	50	33,000
Gtd. Notes, 144A	9.000	12/15/25	25	24,514
Sr. Sec’d. Notes, 144A	4.875	06/01/28	600	462,000
Sr. Sec’d. Notes, 144A	5.750	08/15/27	1,000	825,000
Sr. Sec’d. Notes, 144A	11.000	09/30/28	2,705	2,483,528

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375%	01/15/29	825	$776,837
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,725	1,634,322
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	661,056
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	155	156,228
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	510	512,923
				12,289,997
Pipelines 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,000	976,280
Gtd. Notes, 144A	5.750	03/01/27	305	304,315

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	330	338,061
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	461	459,060
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	705	706,048
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,475	1,508,775
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	400	410,000

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	650	651,484
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	225	237,413
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	468,203
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	500	462,304
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,373,161
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	300	300,809
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,295	1,294,455
Sr. Sec’d. Notes, 144A	7.000	01/15/30	540	543,239
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,825	3,123,440
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,275	1,391,601

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes(aa)	3.100%	02/01/25	2,100	$2,085,893
				16,634,541
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	1,658	1,697,617
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	261,955
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	275	253,571
Gtd. Notes, 144A(aa)	5.375	08/01/28	3,622	3,520,370

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	165,954
				5,899,467
Real Estate Investment Trusts (REITs) 2.8%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	183	183,000
Sr. Unsec’d. Notes	4.750	02/15/28	50	44,179

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	1,100	971,082
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	410	419,592
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	1,350	1,322,974
Gtd. Notes, 144A	6.500	04/01/32	525	530,788
Gtd. Notes, 144A	7.250	07/15/28	200	207,269
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,000	909,963
Sr. Unsec’d. Notes(aa)	3.875	02/15/27	2,750	2,661,781
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,300	1,253,842
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	425	436,826
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	275,804

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	02/15/28		1,800	$1,918,953
Sr. Sec’d. Notes, 144A	10.500	02/15/28		150	159,183

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		901	888,713
					12,183,949
Retail 3.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		350	315,175
Sec’d. Notes, 144A	4.375	01/15/28		792	762,300
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,100	1,048,421
Sr. Sec’d. Notes, 144A	6.125	06/15/29		465	471,078

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		1,175	1,083,181
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		500	487,658
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		850	904,748
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	12.000	12/01/28		2,318	2,453,476
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		926	1,011,332
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	200	238,217
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	415,781
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		225	204,569
Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,225	1,143,961

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		1,250	1,121,585
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		900	850,221
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,175	1,077,978

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750%	03/01/32		960	$972,792
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		225	224,339
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		560	562,445
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		500	500,149
					15,849,406
Semiconductors 0.8%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25		3,630	3,610,654
Software 2.2%
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26		5,720	5,577,000
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		1,025	968,833
Sr. Sec’d. Notes, 144A	3.875	07/01/28		500	472,134

SS&C Technologies, Inc., Gtd. Notes, 144A(aa)	5.500	09/30/27		2,500	2,489,833
					9,507,800
Telecommunications 7.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	750	804,791
Sr. Sec’d. Notes, 144A	5.000	01/15/28		200	168,016

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		1,625	1,543,750
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30		27	2,035
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $644; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	282

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000%	12/31/30	35	$235

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $3,582,002; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	3,858	3,882,407
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $1,284,375; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	1,958	1,812,683
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	146,502
Sec’d. Notes, 144A	6.000	01/15/30	775	759,842
Sec’d. Notes, 144A	6.750	05/01/29	375	373,179
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,125	1,106,521
Sr. Sec’d. Notes, 144A(aa)	5.875	10/15/27	3,198	3,191,206
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A(aa)	6.500	10/15/26	3,145	3,168,588
Sr. Sec’d. Notes, 144A	7.000	10/15/28	1,200	1,216,500

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	650	609,375
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	1,530	1,308,551
Sr. Sec’d. Notes, 144A(aa)	10.500	04/15/29	3,250	3,622,743
Sr. Sec’d. Notes, 144A	11.000	11/15/29	274	309,576

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,318
Sprint LLC,
Gtd. Notes	7.625	02/15/25	2,030	2,032,726
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,285,021

Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	410	404,435
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	350	351,900
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	760	802,750
				33,077,932

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	765	$794,336
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	77,584
Gtd. Notes, 144A	7.125	02/01/32	265	275,062
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,525	1,548,231
				2,695,213

Total Corporate Bonds (cost $426,447,439)				429,438,831
Floating Rate and Other Loans 11.8%
Auto Parts & Equipment 0.6%
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	1,244	1,206,250
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	715	664,950
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28	263	249,086
Term B Loan, 3 Month SOFR + 5.100%	10.227(c)	11/17/28	400	381,227
				2,501,513
Chemicals 0.7%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	1,443	1,357,087
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	496	473,717
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647(c)	12/31/25	466	466,129
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	665	659,570
				2,956,503

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.7%
Cimpress USA LLC (Ireland), 2024 Refinancing Tranche Term B-1 Loan, 1 Month SOFR + 3.000%	7.685%(c)	05/17/28	968	$965,823
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	167	163,261
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.500%	8.185(c)	05/04/28	1,137	1,139,627
Trans Union LLC, Term B-7 Loan, 1 Month SOFR + 2.000%	6.685(c)	12/01/28	788	787,537
				3,056,248
Computers 1.0%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29	3,140	3,131,140
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 2.750%^	8.602(c)	09/27/28	283	281,817
Term B Loan, 3 Month SOFR + 3.750%	3.750(c)	03/27/29	899	897,028
				4,309,985
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	8.259(c)	08/01/30	347	348,031
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	283	278,430
Electronics 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.350(c)	08/15/29	367	357,500
Delayed Draw Term Loan, 1 Month SOFR + 5.750%	10.468(c)	08/15/29	33	32,500
				390,000
Entertainment 0.2%
Golden Entertainment, Inc., Term B-1 Loan, 3 Month SOFR + 2.250%	6.854(c)	05/26/30	835	833,408

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Forest Products & Paper 0.1%
Glatfelter Corporation, Term Loan	— %(p)	10/31/31		450	$445,221
Insurance 2.2%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.759(c)	02/16/27		4,429	4,416,446
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	8.009(c)	11/06/30		1,829	1,820,603
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	12/23/26		435	434,685
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	07/31/27		989	980,404
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.935(c)	09/19/30		1,921	1,896,500
					9,548,638
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.168(c)	11/30/27		25	24,793
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	18.750	10/31/29	GBP	724	933,036
Media 0.8%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27		422	379,075
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		2,027	1,979,054
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	09/25/26		299	261,476
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	8.150(c)	01/31/29		975	950,016
					3,569,621

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104%(c)	04/23/30	1,990	$1,970,100
Packaging & Containers 0.7%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 1 Month SOFR + 4.000%	8.604(c)	09/15/28	3,257	3,262,501
Pharmaceuticals 0.2%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27	870	849,700
Retail 0.7%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.550(c)	03/06/28	393	393,414
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.535(c)	12/17/27	739	737,480
MI Windows and Doors LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.685(c)	03/28/31	249	250,103
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.935(c)	10/19/29	1,716	1,711,535
				3,092,532
Software 2.0%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.935(c)	02/15/29	1,811	1,803,253
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335(c)	07/30/31	881	877,473
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.094(c)	05/01/31	1,767	1,768,234
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	7.468(c)	01/18/29	3,654	3,660,943
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.082(c)	07/14/28	885	715,001
				8,824,904

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 1.0%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335%(c)	05/25/27	61	$61,126
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29	743	758,760
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30	907	924,659
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	13.935(c)	10/18/27	4	120
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	21	12,765
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	48	3,854

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.185(c)	03/02/29	626	566,224
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.750%	9.707(c)	10/01/31	150	149,719
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan	11.000	10/02/28(d)	4,392	893,039
Initial Term Loan - Second Lien	12.596	10/01/29(d)	120	600
Term Loan	—(p)	10/24/29	261	260,688

Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	850	836,187
				4,467,741

Total Floating Rate and Other Loans (cost $53,894,769)				51,662,905
U.S. Treasury Obligations(k) 0.5%
U.S. Treasury Notes	3.500	09/30/26	200	197,570
U.S. Treasury Notes	3.625	08/31/29	1,965	1,921,095

Total U.S. Treasury Obligations (cost $2,176,000)				2,118,665

Shares
Affiliated Exchange-Traded Fund 3.6%
PGIM AAA CLO ETF (cost $15,737,318)(wa)	307,811	15,784,548

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks 0.9%
Chemicals 0.4%
Cornerstone Chemical Co.*^	9,517	$180,823
TPC Group, Inc. (original cost $53,386; purchased 12/15/22)*^(f)	4,927	187,226
Venator Materials PLC (original cost $5,092,913; purchased 03/02/21 - 10/19/23)*^(f)	2,671	1,335,500
		1,703,549
Oil, Gas & Consumable Fuels 0.5%
Heritage Power LLC*^	38,525	1,984,037
Heritage Power LLC*^	1,694	87,241
Heritage Power LLC*^	44,338	22,169
		2,093,447
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $62,378; purchased 01/29/24 - 01/30/24)*^(f)	51,487	129,233
XPLORE, Inc. (Canada)	26,201	189,826
		319,059

Total Common Stocks (cost $5,992,307)		4,116,055
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $32,930; purchased 01/26/24 - 01/29/24)*^(f) (cost $32,930)	5,461	59,552

Total Long-Term Investments (cost $527,826,491)		526,789,379

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Short-Term Investment 7.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $32,230,094)(wa)	32,230,094	$32,230,094

TOTAL INVESTMENTS 127.8% (cost $560,056,585)		559,019,473
Liabilities in excess of other assets(z) (27.8)%		(121,676,297)

Net Assets 100.0%		$437,343,176

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,095,257 and 2.1% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $160,867,656 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of October 31, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,170,545. The aggregate value of $12,658,266 is 2.9% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at October 31, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $467,209)^	474	$467,209	$—	$—
Unfunded loan commitment outstanding at October 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $197,900)^	200	$198,000	$100	$—
Futures contracts outstanding at October 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
96	2 Year U.S. Treasury Notes	Dec. 2024	$19,770,750	$(160,332)
454	5 Year U.S. Treasury Notes	Dec. 2024	48,684,409	(1,115,780)
11	20 Year U.S. Treasury Bonds	Dec. 2024	1,297,656	(82,196)
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,758,750	(109,947)
				(1,468,255)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Futures contracts outstanding at October 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
99	10 Year U.S. Treasury Notes	Dec. 2024	$10,936,406	$337,949
				$(1,130,306)
Forward foreign currency exchange contracts outstanding at October 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	DB	GBP	1,446	$1,879,129	$1,864,929	$—	$(14,200)
Euro,
Expiring 11/05/24	BOA	EUR	427	462,267	464,251	1,984	—
Expiring 11/05/24	SSB	EUR	2,368	2,564,335	2,576,556	12,221	—
				$4,905,731	$4,905,736	14,205	(14,200)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	HSBC	GBP	1,446	$1,936,025	$1,864,928	$71,097	$—
Expiring 12/03/24	DB	GBP	1,446	1,879,068	1,864,844	14,224	—
Euro,
Expiring 11/05/24	SSB	EUR	2,795	3,118,666	3,040,807	77,859	—
Expiring 12/03/24	SSB	EUR	2,368	2,567,281	2,579,453	—	(12,172)
				$9,501,040	$9,350,032	163,180	(12,172)
						$177,385	$(26,372)

Short Duration High Yield Opportunities Fund

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Credit default swap agreement outstanding at October 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	965	$(69,306)	$(71,798)	$(2,492)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	23,755	3.122%	$1,434,460	$1,868,656	$434,196
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	12/20/24	6,300	$285,735	$—	$285,735
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	BNP	12/20/24	13,610	88,487	—	88,487
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	BARC	12/20/24	16,080	42,824	—	42,824
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	JPM	12/20/24	30,050	197,088	—	197,088
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	03/20/25	2,780	32,910	—	32,910
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	12/20/24	(5,510)	90,182	—	90,182
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	GSI	12/20/24	(3,580)	112,331	—	112,331
					$849,557	$—	$849,557
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Short Duration High Yield Opportunities Fund